Segment information	12 Months Ended
Apr. 02, 2023
Disclosure of operating segments [abstract]
Segment information	Segment information
The Company has three reportable operating segments: DTC, Wholesale, and Other. The Company measures each reportable operating segment’s performance based on revenue and segment operating income (loss), which is the profit metric utilized by the Company’s chief operating decision maker, the Chairman and Chief Executive Officer, for assessing the performance of operating segments. Our operating segments are not reliant on any single external customer.
The Company does not report total assets or total liabilities based on its reportable operating segments.

	Year ended April 2, 2023
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	807.3	373.8	35.9	1,217.0
Cost of sales	191.1	188.1	22.6	401.8
Gross profit	616.2	185.7	13.3	815.2
SG&A expenses	256.8	67.1	355.8	679.7
Operating income (loss)	359.4	118.6	(342.5)	135.5
Net interest, finance and other costs				42.0
Income before income taxes				93.5

	Year ended April 3, 2022
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	740.4	348.5	9.5	1,098.4
Cost of sales	177.4	182.0	5.4	364.8
Gross profit	563.0	166.5	4.1	733.6
SG&A expenses	229.9	55.3	291.7	576.9
Operating income (loss)	333.1	111.2	(287.6)	156.7
Net interest, finance and other costs				39.0
Income before income taxes				117.7

	Year ended March 28, 2021
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	527.2	322.2	54.3	903.7
Cost of sales	124.8	169.8	55.1	349.7
Gross profit (loss)	402.4	152.4	(0.8)	554.0
SG&A expenses	169.5	48.1	219.4	437.0
Operating income (loss)	232.9	104.3	(220.2)	117.0
Net interest, finance and other costs				30.9
Income before income taxes				86.1
Geographic information
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Canada	241.0	213.1	217.7
United States	340.2	305.9	226.1
Asia Pacific	354.2	327.1	264.0
EMEA[1]	281.6	252.3	195.9
Revenue	1,217.0	1,098.4	903.7
1EMEA comprises Europe, the Middle East, Africa, and Latin America.